Organization - Summary of Company's Subsidiaries and VIE (Detail)	12 Months Ended
Dec. 31, 2018
Cango Group Limited [Member]
Organization [Line Items]
Date of incorporation	Oct. 31, 2017
Place of incorporation	Hong Kong ("HK")
Percentage of legal ownership on by the Company	100.00%
Principal activities	Investment holding
Express Group Development Limited [Member]
Organization [Line Items]
Date of incorporation	Jun. 30, 2016
Place of incorporation	HK
Percentage of legal ownership on by the Company	100.00%
Principal activities	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation	Jan. 25, 2018
Place of incorporation	PRC
Percentage of legal ownership on by the Company	100.00%
Principal activities	Investment holding
Shanghai Cango Investment and Management Consultation Service Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation	Aug. 30, 2010
Place of incorporation	PRC
Percentage of legal ownership on by the Company
Principal activities	Provision of automotive financing facilitation, automotive transaction facilitation and aftermarket service facilitation.